UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 6/30/2009
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
July 14, 2009

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     36
                                             --
Form 13F Information Table Value Total:    $1,589,765 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 6/30/2009
                                             Name of Reporting Stralen & Company

ITEM 1:                    ITEM 2:       ITEM 3:   ITEM 4:       ITEM 5:              ITEM 6:           ITEM 7        ITEM 8
                                                                                      INVESTMENT
                                                                                      DISCRETION                       VOTING
                           TITLE                  FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                            OF                    MARKET  SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER             CLASS       CUSIP NO.  VALUE   PRINCIPAL  PRN/CALL SOLE  DEFINED IN   OTHER  MANAGERS  SOLE  SHARED  NONE
                                                 ("000"                              Inst. V           Inst. V
                                                 omitted)
CISCO SYS INC COM       Common Stocks  17275R102  46,140  2473980             Sole                              2,261,480    212,500
HEWLETT PACKARD CO COM  Common Stocks  428236103  46,939  1214458             Sole                              1,115,658     98,800
INTEL CORP COM          Common Stocks  458140100  48,441  2926952             Sole                              2,690,252    236,700
MICROSOFT CORP COM      Common Stocks  594918104  49,813  2095636             Sole                              1,922,636    173,000
TEXAS INSTRS INC COM    Common Stocks  882508104     275    12900             Sole                                  7,900      5,000
ABBOTT LABS COM         Common Stocks  002824100  45,920   976193             Sole                                903,418     72,775
JOHNSON & JOHNSON       Common Stocks  478160104  41,272   726617             Sole                                681,517     45,100
LILLY ELI & CO COM      Common Stocks  532457108  41,347  1193606             Sole                              1,096,606     97,000
THERMO FISHER
  SCIENTIFIC            Common Stocks  883556102   1,598    39200             Sole                                 17,900     21,300
3M COMPANY              Common Stocks  88579Y101  17,699   294500             Sole                                270,500     24,000
AUTOMATIC DATA
  PROCESSING INC        Common Stocks  053015103   1,621    45750             Sole                                 13,950     31,800
AVON PRODS INC COM      Common Stocks  054303102  62,003  2405100             Sole                              2,198,600    206,500
BERKSHIRE HATHAWAY
  INC DEL CL            Common Stocks  084670207     434      150             Sole                                    150
CATERPILLAR INC DEL COM Common Stocks  149123101  55,605  1682950             Sole                              1,540,250    142,700
DANAHER CORP DEL COM    Common Stocks  235851102  63,173  1023215             Sole                                938,315     84,900
EMERSON ELEC CO COM     Common Stocks  291011104  57,868  1786055             Sole                              1,643,855    142,200
GENERAL ELECTRIC CO COM Common Stocks  369604103  47,714  4071169             Sole                              3,816,269    254,900
INTERNATIONAL
  BUSINESS MACHS C      Common Stocks  459200101  67,022   641847             Sole                                587,047     54,800
L-3 COMMUNICATIONS
  HLDGS INC C           Common Stocks  502424104  55,171   795200             Sole                                728,800     66,400
LOEWS CORP COM          Common Stocks  540424108  56,278  2053952             Sole                              1,882,152    171,800
MCDONALDS CORP COM      Common Stocks  580135101  69,272  1204936             Sole                              1,122,186     82,750
PARKER HANNIFIN
  CORP COM              Common Stocks  701094104  65,311  1520273             Sole                              1,406,873    113,400
PROCTER & GAMBLE CO COM Common Stocks  742718109  37,629   736375             Sole                                677,525     58,850
SCHLUMBERGER LTD.       Common Stocks  806857108  15,160   280162             Sole                                258,662     21,500
UNITED TECHNOLOGIES     Common Stocks  913017109  37,127   714540             Sole                                656,440     58,100
WAL MART STORES INC COM Common Stocks  931142103     523    10800             Sole                                 10,400        400
CHEVRON CORP NEW COM    Common Stocks  166764100  68,703  1037020             Sole                                954,870     82,150
DEVON ENERGY CORP
  NEW COM               Common Stocks  25179M103  58,002  1064249             Sole                                976,649     87,600
OCCIDENTAL PETE
  CORP DEL COM          Common Stocks  674599105  85,186  1294424             Sole                              1,193,760    100,664
XTO ENERGY INC COM      Common Stocks  98385X106  75,961  1991644             Sole                              1,835,244    156,400
AT&T INC COM            Common Stocks  00206R102     400    16096             Sole                                 15,796        300
CONSOLIDATED EDISON
  INC COM               Common Stocks  209115104  66,954  1789266             Sole                              1,639,500    149,766
DUKE ENERGY
  CORP NEW COM          Common Stocks  26441C105  66,595  4564421             Sole                              4,180,921    383,500
PFIZER INC COM          Common Stocks  717081103  67,425  4495002             Sole                              4,232,236    262,766
SOUTHERN CO COM         Common Stocks  842587107  67,732  2173675             Sole                              2,004,475    169,200
TECO ENERGY INC COM     Common Stocks  872375100   1,452   121700             Sole                                 55,950     65,750

Total                                          $1,589,765
